Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Other assets	$ 436.1	$ 454.2
Other assets [member]
Disclosure of transactions between related parties [line items]
Other assets	24.9	26.1
Financial Investments [Member]
Disclosure of transactions between related parties [line items]
Other assets	$ 153.6	$ 66.6
Brazilian development bank [member]
Disclosure of transactions between related parties [line items]
Percentage of shares owned by stakeholders	5.37%